LONG-TERM DEBT - 2018 Notes (Details) $ in Thousands	Apr. 05, 2018 USD ($)
2018 Notes
LONG-TERM DEBT
Principal	$ 350,000
Series.. A.
LONG-TERM DEBT
Principal	$ 45,000
Interest rate	4.38%
Series.. B.
LONG-TERM DEBT
Principal	$ 55,000
Interest rate	4.48%
Series C
LONG-TERM DEBT
Principal	$ 250,000
Interest rate	4.63%